UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00515

The Wall Street Fund, Inc.
  (Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
  (Address of principal executive offices) (Zip code)

Fred Taylor
The Wall Street Fund, Inc.
55 E. 52nd Street, 23rd Floor
New York, NY  10055
  (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 497-0845 or (800) 443-4693

Date of fiscal year end: December 31, 2015

Date of reporting period: July 1, 2014 – June 30, 2015

Item 1. Proxy Voting Record.

The Wall Street Fund, Inc. (the “Predecessor Fund”) was reorganized out of its Maryland corporation and into the Wall Street EWM Funds Trust (Reg. Nos. 333-173481 and 811-22548) on October 1, 2014. The proxy voting report for the portion of the reporting period that the Predecessor Fund existed under the Maryland corporation can be found in the N-PX filed for the Wall Street EWM Funds Trust on August 27, 2015, SEC Accession No. 0000894189-15-004461.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)______The Wall Street Fund, Inc.

By (Signature and Title)*  /s/ Fred Taylor
                                              Fred Taylor, President

Date  December 6, 2016